INCOME TAXES (Tables)	12 Months Ended
Dec. 29, 2013
INCOME TAXES [Abstract]
Components of the provision (benefit) for income taxes
The components of the provision (benefit) for income taxes consist of the following:

Years ended December 29, December 30 and December 25	2013	2012	2011
Continuing operations
Current:
Federal	$3,864	$5,290	$2,169
State	867	294	1,069
Total current	4,731	5,584	3,238

Deferred:
Federal	10,438	12,828	9,575
State	2,003	3,276	1,491
Total deferred	12,441	16,104	11,066
Total provision for income taxes for continuing operations	$17,172	$21,688	$14,304

Discontinued operations
Current:
Federal	$(649)	$(210)	$(412)
State	(118)	(11)	(74)
Total current	(767)	(221)	(486)

Deferred:
Federal	628	617	671
State	126	122	144
Total deferred	754	739	815
Total provision (benefit) for income taxes for discontinued operations	$(13)	$518	$329

Federal income tax rates and the effective income tax (benefit) rates
The significant differences between the statutory federal income tax rates and the effective income tax rates are as follows:

Years ended December 29, December 30 and December 25	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	4.5	5.0	5.1
Other	0.1	-	(0.4)
Effective income tax (benefit) rate	39.6%	40.0%	39.7%

Schedule of deferred tax assets and liabilities
Temporary differences that give rise to the deferred tax assets and liabilities at December 29, 2013 and December 30, 2012 are as follows:

	2013	2012
Current assets
Receivables	$388	$720
Inventories	33	32
Other assets	676	668
Accrued compensation	549	731
Accrued employee benefits	930	998
Total current deferred tax assets	2,576	3,149

Current liabitites
Accrued state taxes	(68)	(117)
Total current deferred tax liability	(68)	(117)

Total net current deferred tax assets	$2,508	$3,032

Non-current assets
Accrued employee benefits	$24,530	$34,445
State deferred income taxes	2,251	4,502
State net operating loss	2,192	2,122
Intangible assets	9,813	19,989
Other assets	484	278
Total non-current deferred tax assets	39,270	61,336

Non-current liabilities
Property and equipment	(18,584)	(19,468)
Valuation allowances	(184)	(199)
Other liabilities	(377)	(96)
Total non-current deferred tax assets	(19,145)	(19,763)

Total net non-current deferred tax assets	$20,125	$41,573

Activity related to unrecognized tax benefits
The following table summarizes the activity related to our unrecognized tax benefits during 2013, 2012 and 2011:

	2013	2012	2011
Beginning balance	$762	$885	$913
Increases due to prior year tax provisions	-	-	14
Decreases related to prior year tax provisions	-	-	(10)
Decreases due to the expiration of statutes of limitations	(8)	(7)	(32)
Decreases due to settlements	(27)	(116)	-
Ending Balance	$727	$762	$885